COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Minimum Annual Rental Commitments
The minimum annual rental commitments of the Bank under all noncancelable leases with terms of one year or more at December 31, 2013 are as follows:

Year ending December 31,	2013
(in thousands)
2014	$489
2015	399
2016	329
2017	294
2018	294
Thereafter	888
Total	$2,693